Related party transactions - Schedule of Reporting Periods, Total Compensation Paid to Directors and the Executives of BLADEX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Compensation costs to directors	$ 2,391	$ 1,910	$ 1,853
Compensation costs to executives	$ 11,461	$ 8,067	$ 4,302